Borrowings - Debt instrument (Details) € in Millions, R$ in Millions, $ in Millions, ₦ in Billions, XOF in Billions, R in Billions	Jun. 30, 2025 USD ($)	Jun. 30, 2025 BRL (R$)	Jun. 30, 2025 XOF	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 ZAR (R)	Jun. 30, 2025 NGN (₦)	Dec. 31, 2024 USD ($)
Borrowings
Borrowings	$ 3,239.6						$ 3,347.9
IHS Holding limited, Senior Note Maturing 2026
Borrowings
Notional amount	$ 200.0
Interest rate	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%
Borrowings	$ 200.2						200.8
IHS Holding limited, Senior Note Maturing 2026 | Redemption between November 29, 2024 - November 28, 2025
Borrowings
Early redemption price as a percentage of notional amount	102.8125%	102.8125%	102.8125%	102.8125%	102.8125%	102.8125%
IHS Holding limited, Senior Note Maturing 2026 | Redemption between November 29, 2025 - November 28, 2026
Borrowings
Early redemption price as a percentage of notional amount	101.40625%	101.40625%	101.40625%	101.40625%	101.40625%	101.40625%
IHS Holding limited, Senior Note Maturing 2026 | Redemption after November 29, 2026
Borrowings
Early redemption price as a percentage of notional amount	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
IHS Holding limited, Senior Note Maturing 2028
Borrowings
Notional amount	$ 500.0
Interest rate	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%
Borrowings	$ 499.7						499.4
IHS Holding limited, Senior Note Maturing 2028 | Redemption between November 29, 2024 - November 28, 2025
Borrowings
Early redemption price as a percentage of notional amount	103.125%	103.125%	103.125%	103.125%	103.125%	103.125%
IHS Holding limited, Senior Note Maturing 2028 | Redemption between November 29, 2025 - November 28, 2026
Borrowings
Early redemption price as a percentage of notional amount	101.5625%	101.5625%	101.5625%	101.5625%	101.5625%	101.5625%
IHS Holding limited, Senior Note Maturing 2028 | Redemption after November 29, 2026
Borrowings
Early redemption price as a percentage of notional amount	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
IHS Holding limited, Senior Note Maturing 2030
Borrowings
Notional amount	$ 550.0
Interest rate	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%
Borrowings	$ 545.9						545.4
IHS Holding limited, Senior Note Maturing 2031
Borrowings
Notional amount	$ 650.0
Interest rate	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Borrowings	$ 644.5						644.2
IHS Mauritius NG Holdco Limited, senior notes issued 2019
Borrowings
Notional amount	$ 286.0
Interest rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings	$ 289.2						293.7
IHS Netherlands Holdco B.V., Senior Note Maturing 2027 | Redemption after September 17, 2024
Borrowings
Early redemption price as a percentage of notional amount	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023
Borrowings
Borrowings							177.6
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024
Borrowings
Borrowings							44.0
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024
Borrowings
Notional amount | R$		R$ 160.0
Borrowings	$ 27.0						24.3
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
IHS Cote d Ivoire S.A., CIV XOF Tranche II
Borrowings
Notional amount | XOF			XOF 8.2
Interest rate	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Borrowings	$ 14.2						14.4
IHS Cote d Ivoire S.A., CIV Euro Tranche II
Borrowings
Notional amount | €				€ 64.8
Borrowings	$ 74.4						75.5
IHS Cote d Ivoire S.A., CIV Euro Tranche II | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
IHS Holding 2025 facility
Borrowings
Notional amount	$ 200.0
Borrowings	$ 196.4
IHS Holding 2025 facility | 3M SOFR
Borrowings
Borrowings, adjustment to interest rate basis	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche
Borrowings
Notional amount	$ 255.0
Borrowings	$ 256.7						256.6
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche | 3M SOFR
Borrowings
Borrowings, adjustment to interest rate basis	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche
Borrowings
Notional amount | R					R 3.2
Borrowings	$ 184.9						175.2
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
IHS Towers South Africa Proprietary Limited, maturing 2029
Borrowings
Notional amount | R					R 3.2
Borrowings	$ 179.8						174.8
IHS Towers South Africa Proprietary Limited, maturing 2029 | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
IHS Zambia Limited, maturing 2027
Borrowings
Notional amount	$ 52.3
Borrowings	$ 52.4						62.2
IHS Zambia Limited, maturing 2027 | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
INT Towers Limited, borrowings issued January 2023
Borrowings
Borrowings							91.6
INT Towers Limited, borrowings issued January 2023 | MPR
Borrowings
Borrowings, adjustment to interest rate basis	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
I-Systems Solues de Infraestrutura S.A., maturing 2030
Borrowings
Notional amount | R$		R$ 400.0
Borrowings	$ 69.6						61.4
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Minimum
Borrowings
Borrowings, adjustment to interest rate basis	2.45%	2.45%	2.45%	2.45%	2.45%	2.45%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Maximum
Borrowings
Borrowings, adjustment to interest rate basis	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
IHS Holding 2025 revolving credit facility
Borrowings
Notional amount	$ 300.0
IHS Holding 2025 revolving credit facility | 3M SOFR
Borrowings
Borrowings, adjustment to interest rate basis	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Nigeria (2023) Revolving Credit Facility
Borrowings
Notional amount | ₦						₦ 55.0
Nigeria (2023) Revolving Credit Facility | MPR
Borrowings
Borrowings, adjustment to interest rate basis	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
IHS Nigeria, letters of credit issued February 2022
Borrowings
Notional amount	$ 356.5
Borrowings	$ 4.7						$ 6.8
IHS Nigeria, letters of credit issued February 2022 | Minimum
Borrowings
Interest rate	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
IHS Nigeria, letters of credit issued February 2022 | Maximum
Borrowings
Interest rate	15.39%	15.39%	15.39%	15.39%	15.39%	15.39%